UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			   Washington, D.C.  20549


				   Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2010

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):  [   ] is a restatement.

				   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	KERN Energy Partners Management III Ltd.
Address:  c/o KERN Partners Ltd.
	  Centennial Place East, 3110-520 3rd Avenue SW
	  Calgary, Alberta, Canada T2P 0R3

Form 13F File Number: 28-_______ (1)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that, subject to the information contained in footnote
(A) below, (1) all information contained herein is true, correct and complete, and (2) that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 D. Jeff van Steenbergen
Title:	 Director
Phone:	 (403) 517-1500

Signature, Place, and Date of Signing:

/s/ D. Jeff van Steenbergen, Director
[Signature]

Calgary, Alberta, Canada
[City, State]

February 11, 2011
[Date]

Report Type (Check only one.):

[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
[X]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all 	holdings are reported by other reporting manager(s).)
[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this 	reporting manager are reported in this report and a portion
	are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number (1)		Name
	28-_______________			KERN Cobalt Co-Invest Partners AP LP

	Explanatory Notes:
(1)	Form 13F File Number will be assigned after the filing of this report.